Business Segments - Adjusted EBITDA Reconciled to Net Income (Detail) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
General and administrative	$ (29)			$ (21)						$ (52)	$ (37)	$ (92)		$ (57)	$ (40)
Depreciation and amortization	(7)			(6)						(14)	(11)	(24)		(22)	(18)
License fee expense	(23)			(20)						(43)	(39)	(80)		(74)	(62)
Other gain (loss), net				(1)						0	(1)	(1)		0	5
Gain (loss) on foreign currency transactions	0			1						0	1	0		0	(2)
Allocated Parent interest expense				(7)							(13)	(26)		(29)	(36)
Interest expense	(7)									(14)		(3)
Income tax expense	(33)			(33)						(59)	(65)	(125)		(118)	(113)
Net income(loss)	51	$ 38	$ 35	47	$ 48	$ 49	$ 51	$ 40	$ 34	101	95	168	[1]	174	167
Operating segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Adjusted EBITDA	151			135						285	262	537		491	449
Operating segments | Real estate sales and financing
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Adjusted EBITDA	99			84						182	165	348		329	305
Operating segments | Resort operations and club management
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Adjusted EBITDA	52			51						103	97	189		162	144
Segment Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
General and administrative	(29)			(21)						(52)	(37)	(92)		(57)	(40)
Depreciation and amortization	(7)			(6)						(14)	(11)	(24)		(22)	(18)
License fee expense	(23)			(20)						(43)	(39)	(80)		(74)	(62)
Other gain (loss), net	0			1						0	1	(1)		0	5
Gain (loss) on foreign currency transactions	0			(1)						0	(1)	0		0	(2)
Allocated Parent interest expense	0			(7)						0	(13)	(26)		(29)	(36)
Interest expense	(7)			0						(14)	0	(3)		0	0
Non-recourse debt interest expense												(12)		(13)	(15)
Income tax expense	(33)			(33)						(59)	(65)	(125)		(118)	(113)
Other adjustment items	$ (1)			$ (1)						$ (2)	$ (2)	$ (6)		$ (4)	$ (1)

[1]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.